Business segment information	12 Months Ended
Dec. 31, 2018
Disclosure of Reporting Segment [Abstract]
Disclosure of operating segments [text block]
25.	Business segment information

Basis for segmentation

The Bank’s activities are managed and executed in two business segments: Commercial and Treasury. The business segment results are determined based on the Bank’s managerial accounting process as defined by IFRS 8 – Operating Segments, which assigns assets, liabilities, revenue and expense items to each business segment on a systematic basis. The maximum decision-making operating authority of the Bank is represented by the Chief Executive Officer and the Executive Committee, which review the internal management reports for each division at least every six months. Segment profit, as included in the internal management reports is used to measure performance as management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate within the same industry.

The Bank’s net interest income represents the main driver of profits; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, mainly from financial instruments at fair value through OCI and financial instruments at fair value through profit or loss, which are included in net other income, in the Treasury Segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Business Segment.

The Commercial Business Segment encompasses the Bank’s core business of financial intermediation and fee generation activities catering to corporations, financial institutions and investors in Latin America.  These activities include the origination of bilateral short-term and medium-term loans, structured and syndicated credits, loan commitments, and financial guarantee contracts such as issued and confirmed letters of credit, stand-by letters of credit, guarantees covering commercial risk, and other assets consisting of customers’ liabilities under acceptances.

Profits from the Commercial Business Segment include (i) net interest income from loans; (ii) fees and commissions from the issuance, confirmation and negotiation of letters of credit, guarantees and loan commitments, and through loan structuring and syndication activities; (iii) gain on sale of loans generated through loan intermediation activities, such as sales in the secondary market and distribution in the primary market; (iv) impairment loss on financial instruments; and (v) direct and allocated operating expenses.

The Treasury Business Segment focuses on managing the Bank’s investment portfolio, and the overall structure of its assets and liabilities to achieve more efficient funding and liquidity positions for the Bank, mitigating the traditional financial risks associated with the balance sheet, such as interest rate, liquidity, price and currency risks. Interest-earning assets managed by the Treasury Business Segment include liquidity positions in cash and cash equivalents, and financial instruments related to the investment management activities, consisting of securities at FVOCI and securities at amortized cost. The Treasury Business Segment also manages the Bank’s interest-bearing liabilities, which constitute its funding sources, mainly deposits, short- and long-term borrowings and debt.

Profits from the Treasury Business Segment include net interest income derived from the above mentioned treasury assets and liabilities, and related net other income (net results from derivative financial instruments and foreign currency exchange, gain (loss) per financial instruments at FVTPL, gain (loss) on sale of securities at FVOCI, and other income), recovery or impairment loss on financial instruments, and direct and allocated operating expenses.

Information about reportable segments

The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2018
	Comercial	Treasury	Total
Interest income	239,976	18,514	258,490
Interest expense	-	(148,747)	(148,747)
Inter-segment net interest income	(130,195)	130,195	-
Net interest income	109,781	(38)	109,743
Other income (expense), net	18,002	(156)	17,846
Total income	127,783	(194)	127,589

Impairment loss on financial assets	(57,621)	106	(57,515)
Impairment loss on non-financial assets	(5,967)	-	(5,967)
Operating expenses	(37,436)	(11,482)	(48,918)
Segment profit (loss) for the year	26,759	(11,570)	15,189

Segment Assets	5,726,977	1,857,196	7,584,173
Segment Liabilities	12,985	6,588,995	6,601,980

	December 31, 2017
	Comercial	Treasury	Total
Interest income	213,326	12,753	226,079
Interest expense	-	(106,264)	(106,264)
Inter-segment net interest income	(92,745)	92,745	-
Net interest income	120,581	(766)	119,815
Other income (expense), net	18,926	(428)	18,498
Total income	139,507	(1,194)	138,313

Impairment loss on financial assets	(9,928)	489	(9,439)
Operating expenses	(35,916)	(10,959)	(46,875)
Segment profit (loss) for the year	93,663	(11,664)	81,999

Segment Assets	5,470,947	772,517	6,243,464
Segment Liabilities	13,214	5,191,170	5,204,384

	December 31, 2016
	Comercial	Treasury	Total
Interest income	236,392	9,506	245,898
Interest expense	-	(90,689)	(90,689)
Inter-segment net interest income	(96,017)	96,017	-
Net interest income	140,375	14,834	155,209
Other income (expense), net	16,333	(3,568)	12,765
Total income	156,708	11,266	167,974

Impairment loss on financial assets	(35,112)	(3)	(35,115)
Operating expenses	(34,599)	(11,215)	(45,814)
Segment profit for the year	86,997	47	87,045

Segment Assets	5,969,902	1,188,406	7,158,308
Segment Liabilities	25,163	6,125,954	6,151,117

Reconciliation of information on reportable segments:
	2018	2017	2016
Profit:
Total profit from reportable segments	15,189	81,999	87,045
Impairment loss on non-financial assets - unallocated	(4,051)	-	-
Consolidated profit for the year	11,138	81,999	87,045

Assets:
Total assets from reportable segments	7,584,173	6,243,464	7,158,308
Equipment and leasehold improvements, net - unallocated	6,686	7,420	8,549
Intangibles, net - unallocated	1,633	5,425	2,909
Other assets - unallocated	16,693	11,438	11,016
Unallocated amounts	25,012	24,283	22,474
Consolidated total assets	7,609,185	6,267,747	7,180,783

Liabilities:
Total liabilities from reportable segments	6,601,980	5,204,384	6,151,117
Other liabilities - unallocated	13,615	20,551	18,352
Unallocated amounts	13,615	20,551	18,352
Consolidated total liabilities	6,615,595	5,224,935	6,169,469

Geographic information

The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	-	-	37	134	8,319
2017
Total revenues	10,829	27,908	17,451	18,465	11,814	9,545	6,975	35,326	138,313
Non-current assets*	15,934	88	1,702	16	-	-	33	192	17,965
2016
Total revenues	14,870	34,740	21,197	17,077	9,752	7,229	11,183	51,926	167,974
Non-current assets*	9,346	90	1,828	23	-	-	51	264	11,602

*	Includes equipment and lesehold improvements, intangibles and investment properties.

Disaggregation of revenue from contract with customers

As of December 31, 2018, 2017, and 2016, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of the total revenues.